RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS - Paragraphs (Details)	12 Months Ended
Dec. 31, 2019
Banco Supervielle S.A.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Percentage of Profit shown In income Statement	20.00%
Grupo Supervielle Sa Negotiable Obligations Issuance Program [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Percentage of profit allocated to legal reserve	5.00%
Percentage of outstanding capital stock	20.00%